Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

19.       Subsequent Events:

(a)	During January 2024, the vessels Big Fish and Star Glory were delivered to their new owners which were agreed to be sold in 2023 (Note 5).

(b)	On January 11, 2024, January 16, 2024 and March 8, 2024, the Company took delivery of the newbuilding vessels Star Voyager (ex. NB Kamsarmax #1), Stargazer (ex. NB Ultramax #1) and Star Explorer (ex. NB Kamsarmax #3), respectively, each one subject to a seven-year charter-in arrangement (Note 1).

(c)	On January 2, 2024, February 7, 2024, February 20, 2024 and March 11, 2024, the Company agreed to sell the vessels Big Bang (Note 5) Pantagruel, Star Audrey and Star Pyxis, respectively. The vessels Pantagruel and Big Bang were delivered to their new owners on February 26, 2024 and March 6, 2024, respectively. The vessels Star Audrey and Star Pyxis are expected to be delivered to their new owners by May 2024 and June 2024, respectively.

(d)	In January 2024 and February 2024, in connection with certain agreed vessel sales described above in bullets a) and c), the Company prepaid an aggregate amount of i) $23.8 million under the NBG $125,000 Facility, ii) $9.1 million under ING Facility and iii) $5.8 million under the Citi $100,000 Facility. In addition, in February 2024, the Company prepaid an amount of $5.0 million under the ING Facility, towards the tranche drawn to finance part of the Second Oaktree Share Repurchase (Note 8).

(e)	On February 12, 2024, pursuant to the Company’s dividend policy, the Company’s Board of Directors declared a quarterly cash dividend of $0.45 per share payable on or about March 28, 2024 to all shareholders of record as of March 12, 2024. The ex-dividend date is expected to be March 11, 2024.

(f)	In March 2024, the Company entered into committed term sheets with i) ING for a loan amount of up to $94.0 million (the “ING $94.0 million Facility”) , ii) ABN AMRO, for a loan amount of up to $94.1 million (the “ABN AMRO $94.1 million Facility”), iii) DNB, for a loan amount of up to $100.0 million (the “DNB $100.0 million Facility) and iv) E.SUN commercial Bank Ltd, for a loan amount of up to $100.0 million (the “ESUN $100.0 million Facility”). All four facilities are expected to be drawn on or around the date that the Eagle Merger completion occurs, in order to refinance an existing senior secured facility of Eagle. The facilities will be secured by first priority mortgages on 50 vessels of Eagle, and their final maturities will range from 5 years to 7 years.